Summary of Significant Accounting Policies - Schedule of Impact of Adoption on Consolidated Statement of Balance Sh (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Oct. 01, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Assets
Accounts receivable, net	$ 882	$ 775		$ 704	$ 447
Total current assets	1,656	1,691		1,433	1,176
Other assets	152	145		93	78
Deferred tax assets, net	59	38			11
Total assets	6,314	6,017		5,616	5,344
Liabilities and Equity
Accounts payable	202	260			281
Accrued royalties	1,671	1,567		1,475	1,396
Accrued liabilities	549	492		422	423
Deferred revenue	159	180		181	208
Other current liabilities	157	286		67	34
Total current liabilities	2,799	2,819		2,457	2,373
Deferred tax liabilities, net	171	172		202	165
Other noncurrent liabilities	204	321		308	307
Total liabilities	6,483	6,286		5,786	5,664
Equity:
Accumulated deficit	(1,088)	(1,177)		(1,133)	(1,272)
Noncontrolling interest	21	20		25	14
Total equity	(169)	(269)	$ (139)	(170)	(320)	$ 308	$ 210
Total liabilities and equity	$ 6,314	6,017		5,616	5,344
Balances Without Adoption Of ASC 606
Assets
Accounts receivable, net		495			447
Total current assets		1,411			1,176
Other assets		135			78
Deferred tax assets, net		38
Total assets		5,727			5,344
Liabilities and Equity
Accounts payable		261
Accrued royalties		1,474			1,396
Accrued liabilities		493			423
Deferred revenue		216			208
Other current liabilities		259			34
Total current liabilities		2,737			2,373
Deferred tax liabilities, net		131			165
Other noncurrent liabilities		317			307
Total liabilities		6,159			5,664
Equity:
Accumulated deficit		(1,331)			(1,272)
Noncontrolling interest		11			14
Total equity		(432)			(320)
Total liabilities and equity		5,727			$ 5,344
Difference between Revenue Guidance in Effect before and after Topic 606 | Topic 606
Assets
Accounts receivable, net		280		257
Total current assets		280		257
Other assets		10		15
Deferred tax assets, net		0
Total assets		290		272
Liabilities and Equity
Accounts payable		(1)
Accrued royalties		93		79
Accrued liabilities		(1)		(1)
Deferred revenue		(36)		(27)
Other current liabilities		27		33
Total current liabilities		82		84
Deferred tax liabilities, net		41		37
Other noncurrent liabilities		4		1
Total liabilities		127		122
Equity:
Accumulated deficit		154		139
Noncontrolling interest		9		11
Total equity		163		150
Total liabilities and equity		$ 290		$ 272